Expense Example, No Redemption {- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Financial Services Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Financial Services Fund-Class A
Expense Example, No Redemption:
1 Year	$ 678
3 Years	896
5 Years	1,131
10 Years	1,806
Fidelity Advisor Financial Services Fund-Class M
Expense Example, No Redemption:
1 Year	480
3 Years	754
5 Years	1,048
10 Years	1,885
Fidelity Advisor Financial Services Fund-Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	1,949
Fidelity Advisor Financial Services Fund- Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822